Stock-Based Compensation (Details) - Schedule of stock option activity - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options, Outstanding		31,962,921	30,402,801
Weighted Average Exercise Price, Outstanding		$ 2.81	$ 2.45
Weighted Average Remaining Contractual Life (Years), Outstanding			8 years 9 months
Number of Options, Outstanding		$ 86,075	$ 885
Number of Options, Outstanding	31,962,921		31,962,921
Weighted Average Exercise Price, Outstanding	$ 2.81		$ 2.81
Weighted Average Remaining Contractual Life (Years), Outstanding		9 years 6 months 18 days	7 years 9 months 7 days
Aggregate Intrinsic Value, Outstanding	$ 86,075		$ 86,075
Number of Options, Exercisable	14,777,334		14,777,334
Weighted Average Exercise Price, Exercisable	$ 2.51		$ 2.51
Weighted Average Remaining Contractual Life (Years), Exercisable			6 years 11 months 4 days
Aggregate Intrinsic Value, Exercisable	$ 41,622		$ 41,622
Number of Options, Vested and expected to vest	26,660,149		26,660,149
Weighted Average Exercise Price, Vested and expected to vest	$ 2.73		$ 2.73
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest			7 years 7 months 2 days
Aggregate Intrinsic Value, Vested and expected to vest	$ 72,705		$ 72,705
Number of Options, Granted			5,287,031
Weighted Average Exercise Price,Granted			$ 4.74
Number of Options, Exercised		(1,606,795)	(2,757,671)
Weighted Average Exercise Price, Exercised		$ 2,520	$ 2.3
Aggregate Intrinsic Value, Exercised	$ 7,740		$ 7,740
Number of Options, Expired/forfeited		(5,083,652)	(969,240)
Weighted Average Exercise Price, Expired/forfeited		$ 2.57	$ 3.65
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options, Outstanding		9,526,727	6,490,208
Weighted Average Exercise Price, Outstanding		$ 5.55	$ 2.49
Weighted Average Remaining Contractual Life (Years), Outstanding	7 years 9 months 7 days		9 years 3 months 3 days
Number of Options, Outstanding		$ 13,905	$ 1,174
Number of Options, Outstanding	9,526,727		9,526,727
Weighted Average Exercise Price, Outstanding	$ 5.55		$ 5.55
Weighted Average Remaining Contractual Life (Years), Outstanding		7 years 2 months 1 day	8 years 3 days
Aggregate Intrinsic Value, Outstanding	$ 13,905		$ 13,905
Number of Options, Exercisable	3,637,954		3,637,954
Weighted Average Exercise Price, Exercisable	$ 2.95		$ 2.95
Weighted Average Remaining Contractual Life (Years), Exercisable			6 years 2 months 26 days
Aggregate Intrinsic Value, Exercisable	$ 9,364		$ 9,364
Number of Options, Vested and expected to vest	7,608,158		7,608,158
Weighted Average Exercise Price, Vested and expected to vest	$ 4.81		$ 4.81
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest			7 years 8 months 4 days
Aggregate Intrinsic Value, Vested and expected to vest	$ 13,896		$ 13,896
Number of Options, Granted			5,516,399
Weighted Average Exercise Price,Granted			$ 7.82
Number of Options, Exercised		(2,181,335)	(1,630,925)
Weighted Average Exercise Price, Exercised		$ 2,500	$ 2.54
Aggregate Intrinsic Value, Exercised	$ 8,807		$ 8,807
Number of Options, Expired/forfeited		(888,381)	(848,955)
Weighted Average Exercise Price, Expired/forfeited		$ 8.04	$ 2.68